Note 5 - Cash, Cash Equivalents and Investments 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Pieris Pharmaceuticals, Inc. [Member]
Notes to Financial Statements
Cash, Cash Equivalents, and Marketable Securities [Text Block]

5.    Cash, cash equivalents and investments

As of  September 30, 2024 and December 31, 2023, cash, cash equivalents and investments comprised funds in depository, money market funds and U.S. treasury securities. The following tables present the cash equivalents and investments carried at fair value in accordance with the hierarchy defined in Note 2 at September 30, 2024 and December 31, 2023.

	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
September 30, 2024
Money market funds, included in cash equivalents	$11,893	$11,893	$—	$—
Total	$11,893	$11,893	$—	$—

	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2023
Money market funds, included in cash equivalents	$13,224	$13,224	$—	$—
Investments - US treasuries	8,970	8,970	—	—
Total	$22,194	$22,194	$—	$—

Cash equivalents and marketable securities have been initially valued at the transaction price and subsequently valued, at the end of each reporting period, utilizing third party pricing services or other market observable data. The pricing services utilize industry standard valuation models, including both income and market-based approaches and observable market inputs to determine value. The Company validates the prices provided by its third-party pricing services by reviewing their pricing methods and obtaining market values from other pricing sources, as needed. After completing its validation procedures, the Company did not adjust any fair value measurements provided by the pricing services as of September 30, 2024.

The Company recorded no realized gains or losses from the maturity of available-for-sale securities during the three and nine months ended September 30, 2024 and recorded no realized gains or losses and $0.1 million in realized losses from the maturity of available-for-sale securities during the three and nine months ended September 30, 2023, respectively.

5.	Cash, Cash Equivalents and Investments

As of  December 31, 2023, cash, cash equivalents and investments comprised funds in depository, money market accounts and U.S. treasury securities. As of  December 31, 2022, cash, cash equivalents and investments comprised funds in depository, money market accounts, U.S. and foreign treasury securities, asset-backed securities and corporate bonds. The following table presents the cash equivalents and investments carried at fair value in accordance with the hierarchy defined in Note 2 at December 31, 2023.

	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2023
Money market funds, included in cash equivalents	$13,224	$13,224	$—	$—
Investments - US treasuries	8,970	8,970	—	—
Total	$22,194	$22,194	$—	$—

	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2022
Money market funds, included in cash equivalents	$17,618	$17,618	$—	$—
Investments - US treasuries	3,573	3,573	—	—
Investments - Foreign treasuries	896	896	—	—
Investments - Asset-backed securities	499	—	499	—
Investments - Corporate bonds	15,566	—	15,566	—
Total	$38,152	$22,087	$16,065	$—

Cash equivalents and marketable securities have been initially valued at the transaction price and subsequently valued, at the end of each reporting period, utilizing third party pricing services or other market observable data. The pricing services utilize industry standard valuation models, including both income and market-based approaches and observable market inputs to determine value. The Company validates the prices provided by its third-party pricing services by reviewing their pricing methods and obtaining market values from other pricing sources, as needed. After completing its validation procedures, the Company did not adjust any fair value measurements provided by the pricing services as of  December 31, 2023.

Investments at  December 31, 2023 consist of the following (in thousands):

	Contractual maturity
	(in days)	Amortized Cost	Unrealized gains	Unrealized losses	Fair Value
Investments
US treasuries	4-51	$8,969	$1	$—	$8,970
Total		$8,969	$1	$—	$8,970

The Company recorded realized losses from the maturity of available-for-sale securities of $0.1 million and realized gains of $0.4 million for the years ended  December 31, 2023 and 2022, respectively.

As of  December 31, 2023, there were no investments with a fair value that was significantly lower than the amortized cost basis or any investments that had been in an unrealized loss position for a significant period.